Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
7.
  Income Taxes
Our provision for income taxes for the years ended
December 31, 2019
and
2018
consists of the following:

	2019	2018
Current provision:
Federal	$-	$-
State	-	-
Foreign	-	-
Total current provision	-	-

Deferred provision (benefit):
Federal	(545,792)	7,726
State	1,001,786	(2,749,386)
Foreign	-	-
Total deferred provision (benefit)	455,994	(2,741,660)
Valuation allowance	(455,994)	2,741,660
Consolidated income tax provision	$-	$-

We provide a full valuation allowance on our net deferred tax assets because management has determined that it is more likely than not
that we will
not
earn income sufficient to realize the deferred tax assets during the asset reversal periods.

The difference between income taxes computed by applying the statutory federal income tax rate to consolidated losses before income taxes and the consolidated provision for income taxes is attributable to the following:

	2019	2018
Federal statutory rate	(21.0%)	(21.0%)
State income taxes, net of Federal benefits	(5.3%)	(5.0%)
Rate changes	(6.4%)	(66.3%)
Change in fair value of liability classified warrants	(1.6%)	(17.3%)
Other, including non-deductible expenses	28.8%	53.9%
Valuation allowance	5.5%	55.7%
Total	0.0%	0.0%

The tax effects of significant temporary differences representing deferred tax assets as of
December 31
are:

	2019	2018
Net operating loss carryforwards	$43,190,604	$42,580,533
Stock based compensation expense	2,605,277	2,643,471
Tax credit carryforwards and other	889,372	1,005,255
Gross deferred tax assets	46,685,253	46,229,259

Valuation allowance	(46,685,253)	(46,229,259)
Net deferred tax assets	$-	$-

The Company had Federal net operating loss (“NOL”) carryforwards of approximately
$160
million at
December 31, 2019
of which
$146
million was created prior to
2018
and began expiring in
2019.
The Company also has certain Federal tax credit carryforwards that will begin expiring in
2020.
The timing and manner in which these net operating loss carryforwards and credits may
be used in any year will be limited to the Company's ability to generate future earnings and also may
be limited by certain provisions in the U.S. tax code. The Company has not
identified any uncertain tax positions and did
not
recognize any adjustments for unrecognized tax benefits. The Company remains subject to examination for income tax returns dating back to
2016.